Discontinued Operations	3 Months Ended
Mar. 31, 2012
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 20: — DISCONTINUED OPERATIONS

a.	During 2010, the Company’s management decided to sell its Irish facility. The results of operations of the Irish facility have been classified as discontinued operations in the Consolidated Statements of Operations.

b.	The following is the detail of discontinued operations:

	Three months ended March 31,
	2012	2011

Sales, net	$(9)	$(8)
Cost of sales	72	76

Gross loss	63	68
Operating expenses:
Research and development, net	—	4
Selling, marketing, general and administrative	34	58

Operating loss	97	130
Financial expenses, net	(103)	10
Other gain, net	(60)	(5)

(Income) loss before income taxes	(66)	135
Tax expense	—	—

Net (income) loss from discontinued operations	$(66)	$135